Intech S&P Large Cap Diversified Alpha ETF
Schedule of Investments
April 30, 2025 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Banking - 3.0%
Bank of America Corp.	125	$4,985
Citigroup, Inc.	178	12,171
Citizens Financial Group, Inc.	920	33,939
Huntington Bancshares, Inc.	2,923	42,471
JPMorgan Chase & Co.	2,119	518,350
KeyCorp	464	6,886
PNC Financial Services Group, Inc.	79	12,694
Regions Financial Corp.	1,495	30,513
Wells Fargo & Co.	21,585	1,532,751
		2,194,760

Consumer Discretionary Products - 4.0%
Aptiv PLC(a)	3,968	226,414
Deckers Outdoor Corp.(a)	2,574	285,276
General Motors Co.	815	36,871
Hasbro, Inc.	163	10,090
Masco Corp.	5,586	338,567
Nike, Inc. - Class B	1,738	98,023
PulteGroup, Inc.	429	44,007
Ralph Lauren Corp. - Class A	879	197,731
Tapestry, Inc.	4,504	318,208
Tesla, Inc.(a)	4,657	1,314,019
		2,869,206

Consumer Discretionary Services - 1.6%
Carnival Corp.(a)	363	6,657
Chipotle Mexican Grill, Inc.(a)	21,605	1,091,484
McDonald’s Corp.	12	3,836
Norwegian Cruise Line Holdings Ltd. - Class A(a)	2,311	37,045
Royal Caribbean Cruises Ltd.	4	860
Starbucks Corp.	55	4,403
		1,144,285

Consumer Staple Products - 3.3%
Altria Group, Inc.	5,596	331,003
Campbell’s Co.	2,284	83,275
Church & Dwight Co., Inc.	479	47,584
Clorox Co.	453	64,462
Coca-Cola Co.	113	8,198
Colgate-Palmolive Co.	8,019	739,272
Conagra Brands, Inc.	2,271	56,116
Constellation Brands, Inc. - Class A	986	184,914

General Mills, Inc.	928	$52,655
Hershey Co.	160	26,750
Hormel Foods Corp.	1,013	30,289
Jack Henry & Associates, Inc.	322	37,439
Kellanova	166	13,740
Kenvue, Inc.	927	21,877
Lamb Weston Holdings, Inc.	429	22,655
McCormick & Co., Inc.	674	51,669
Molson Coors Beverage Co. - Class B	2,587	148,830
Mondelez International, Inc. - Class A	4,923	335,404
PepsiCo, Inc.	86	11,660
Philip Morris International, Inc.	176	30,159
Procter & Gamble Co.	101	16,420
Tyson Foods, Inc. - Class A	1,223	74,897
		2,389,268

Financial Services - 6.2%
American Express Co.	2,735	728,631
Bank of New York Mellon Corp.	9,375	753,844
Blackrock, Inc.	4	3,657
Broadridge Financial Solutions, Inc.	321	77,810
Cboe Global Markets, Inc.	844	187,199
Charles Schwab Corp.	2,074	168,824
CME Group, Inc. - Class A	98	27,154
FactSet Research Systems, Inc.	171	73,910
Fair Isaac Corp.(a)	487	968,974
Fidelity National Information Services, Inc.	620	48,906
Fiserv, Inc.(a)	16	2,953
Goldman Sachs Group, Inc.	1,487	814,207
Intercontinental Exchange, Inc.	81	13,605
Jackson Financial, Inc.	400	69,372
MarketAxess Holdings, Inc.	323	71,574
Mastercard, Inc. - Class A	7	3,836
Morgan Stanley	92	10,619
PayPal Holdings, Inc.(a)	205	13,497
S&P Global, Inc.	7	3,500
Synchrony Financial	3,762	195,436
Verisk Analytics, Inc. - Class A	105	31,125
Visa, Inc. - Class A	562	194,171
		4,462,804

Health Care - 12.0%
Abbott Laboratories	26	3,400
AbbVie, Inc.	56	10,926
Amgen, Inc.	286	83,203
Baxter International, Inc.	583	18,172
Biogen, Inc.(a)	138	16,709
Boston Scientific Corp.(a)	6,169	634,605

Bristol-Myers Squibb Co.	880	$44,176
Cardinal Health, Inc.	231	32,638
Cencora, Inc.	108	31,608
Centene Corp.(a)	8,019	479,937
Cigna Group	34	11,561
CVS Health Corp.	94	6,271
DaVita, Inc.(a)	156	22,082
Dexcom, Inc.(a)	7,211	514,721
Edwards Lifesciences Corp.(a)	236	17,816
Elevance Health, Inc.	219	92,107
Eli Lilly & Co.	2,015	1,811,384
GE HealthCare Technologies, Inc.	8,039	565,383
Gilead Sciences, Inc.	1,611	171,636
HCA Healthcare, Inc.	3,159	1,090,108
Hologic, Inc.(a)	332	19,322
Humana, Inc.	175	45,892
Incyte Corp.(a)	2,707	169,621
Intuitive Surgical, Inc.(a)	316	162,993
Johnson & Johnson	22	3,439
McKesson Corp.	186	132,579
Medtronic PLC	155	13,138
Merck & Co., Inc.	13,431	1,144,321
Molina Healthcare, Inc.(a)	45	14,715
Pfizer, Inc.	279	6,810
Quest Diagnostics, Inc.	317	56,496
Regeneron Pharmaceuticals, Inc.	87	52,092
ResMed, Inc.	88	20,820
Thermo Fisher Scientific, Inc.	7	3,003
UnitedHealth Group, Inc.	2,117	871,018
Universal Health Services, Inc. - Class B	1,779	315,008
		8,689,710

Industrial Products - 3.4%
3M Co.	1,064	147,800
A.O. Smith Corp.	372	25,244
Allegion PLC	1,596	222,163
Axon Enterprise, Inc.(a)	86	52,744
Caterpillar, Inc.	2,420	748,433
Emerson Electric Co.	31	3,259
GE Vernova, Inc.	11	4,079
General Electric Co.	310	62,478
Lockheed Martin Corp.	227	108,449
Northrop Grumman Corp.	892	433,958
Veralto Corp.	6,147	589,497
Westinghouse Air Brake Technologies Corp.	432	79,808
		2,477,912

Industrial Services - 2.2%
CH Robinson Worldwide, Inc.	508	$45,324
Cintas Corp.	1,621	343,133
Delta Air Lines, Inc.	10,831	450,895
Expeditors International of Washington, Inc.	145	15,937
FedEx Corp.	792	166,581
Janus Henderson Group PLC	1,745	216,031
Norfolk Southern Corp.	15	3,361
Old Dominion Freight Line, Inc.	143	21,919
Rollins, Inc.	1,448	82,724
United Rentals, Inc.	318	200,801
Waste Management, Inc.	16	3,734
		1,550,440

Insurance - 6.0%
Aflac, Inc.	2,832	307,782
Allstate Corp.	623	123,597
Arch Capital Group Ltd.(a)	6,361	576,816
Assurant, Inc.	633	122,004
Berkshire Hathaway, Inc. - Class B(a)	147	78,388
Brown & Brown, Inc.	4,012	443,727
Chubb Ltd.	13	3,719
Cincinnati Financial Corp.	244	33,967
Erie Indemnity Co. - Class A	360	129,103
Everest Group Ltd.	1,073	385,025
Globe Life, Inc.	547	67,467
Hartford Financial Services Group, Inc.	1,071	131,380
Loews Corp.	680	59,044
Marsh & McLennan Cos., Inc.	184	41,486
Principal Financial Group, Inc.	214	15,868
Progressive Corp.	4,417	1,244,446
Travelers Cos., Inc.	988	260,960
W.R. Berkley Corp.	1,672	119,866
Willis Towers Watson PLC	545	167,751
		4,312,396

Materials - 2.1%
Air Products and Chemicals, Inc.	308	83,496
Amcor PLC	5,140	47,288
Avery Dennison Corp.	634	108,484
Ball Corp.	5,404	280,684
CF Industries Holdings, Inc.	3,426	268,496
Ecolab, Inc.	83	20,869
Linde PLC	467	211,658
Nucor Corp.	761	90,840
Packaging Corp of America	919	170,575

PPG Industries, Inc.	2,037	$221,748
		1,504,138

Media - 12.1%
Alphabet, Inc. - Class A	6,312	1,002,346
Alphabet, Inc. - Class C	5,206	837,593
Booking Holdings, Inc.	155	790,388
Comcast Corp. - Class A	13,781	471,310
Expedia Group, Inc. - Class A	467	73,286
Fox Corp. - Class A	2,526	125,770
GoDaddy, Inc. - Class A(a)	2,028	381,933
Meta Platforms, Inc. - Class A	5,190	2,849,310
Netflix, Inc.(a)	1,409	1,594,594
VeriSign, Inc.	585	165,040
Walt Disney Co.	4,395	399,725
		8,691,295

Oil & Gas - 3.0%
APA Corp.	1,482	23,030
Baker Hughes Co.	3,580	126,732
Chevron Corp.	24	3,266
Coterra Energy, Inc.	557	13,680
Devon Energy Corp.	421	12,803
Diamondback Energy, Inc.	239	31,550
EOG Resources, Inc.	704	77,672
Exxon Mobil Corp.	10,919	1,153,374
Halliburton Co.	2,219	43,981
Marathon Petroleum Corp.	410	56,338
Occidental Petroleum Corp.	926	36,494
ONEOK, Inc.	1,449	119,050
Targa Resources Corp.	628	107,325
Valero Energy Corp.	993	115,277
Williams Cos., Inc.	3,674	215,186
		2,135,758

Real Estate - 2.7%
American Tower Corp. - REIT	7	1,578
CBRE Group, Inc. - Class A(a)	3,799	464,162
Digital Realty Trust, Inc. - REIT	1,338	214,802
Iron Mountain, Inc. - REIT	8,728	782,640
Public Storage - REIT	69	20,730
Regency Centers Corp. - REIT	259	18,694
Simon Property Group, Inc. - REIT	192	30,217
Ventas, Inc. - REIT	1,140	79,891
Welltower, Inc. - REIT	2,359	359,960
		1,972,674

Retail & Wholesale - Discretionary - 5.3%
Amazon.com, Inc.(a)	18,283	$3,371,751
AutoZone, Inc.(a)	33	124,166
Copart, Inc.(a)	13	793
eBay, Inc.	3,854	262,689
Home Depot, Inc.	9	3,245
LKQ Corp.	334	12,762
Lowe’s Cos., Inc.	15	3,353
O’Reilly Automotive, Inc.(a)	22	31,134
Ross Stores, Inc.	109	15,151
TJX Cos., Inc.	16	2,059
		3,827,103

Retail & Wholesale - Staples - 2.2%
Bunge Global SA	493	38,809
Costco Wholesale Corp.	245	243,652
Dollar General Corp.	1,007	94,346
Dollar Tree, Inc.(a)	312	25,512
Kroger Co.	1,070	77,265
Sysco Corp.	333	23,776
Target Corp.	2,104	203,457
Walmart, Inc.	8,960	871,360
		1,578,177

Software & Tech Services - 12.5%
Accenture PLC - Class A	2,056	615,053
Adobe, Inc.(a)	2,900	1,087,442
Akamai Technologies, Inc.(a)	454	36,583
Autodesk, Inc.(a)	14	3,840
CDW Corp.	906	145,468
Fortinet, Inc.(a)	8,162	846,889
Gartner, Inc.(a)	260	109,481
International Business Machines Corp.	849	205,305
Leidos Holdings, Inc.	3,773	555,310
Microsoft Corp.	7,827	3,093,700
Oracle Corp.	2,692	378,818
Palantir Technologies, Inc. - Class A(a)	5,328	631,048
Palo Alto Networks, Inc.(a)	1,095	204,688
Roper Technologies, Inc.	23	12,882
Salesforce, Inc.	3,934	1,057,105
Tyler Technologies, Inc.(a)	91	49,440
		9,033,052

Tech Hardware & Semiconductors - 15.3%
Apple, Inc.	17,625	3,745,313
Arista Networks, Inc.(a)	117	9,626
Broadcom, Inc.	8,873	1,707,786
Cisco Systems, Inc.	4,924	284,263

Corning, Inc.	5,535	$245,643
F5, Inc.(a)	1,264	334,631
Hewlett Packard Enterprise Co.	17,007	275,854
Intel Corp.(a)	309	6,211
Juniper Networks, Inc.	2,460	89,347
Motorola Solutions, Inc.	31	13,652
NVIDIA Corp.	39,833	4,338,610
Texas Instruments, Inc.	19	3,041
		11,053,977

Telecommunications - 0.0%(b)
AT&T, Inc.	234	6,482
Verizon Communications, Inc.	185	8,151
		14,633

Utilities - 2.7%
Alliant Energy Corp.	538	32,840
CMS Energy Corp.	562	41,391
Consolidated Edison, Inc.	4,268	481,217
Constellation Energy Corp.	1,646	367,782
DTE Energy Co.	120	16,440
Edison International	5,217	279,162
Evergy, Inc.	919	63,503
Exelon Corp.	393	18,432
FirstEnergy Corp.	534	22,898
NiSource, Inc.	1,032	40,361
PG&E Corp.	17,131	283,004
Pinnacle West Capital Corp.	531	50,541
Vistra Corp.	1,397	181,093
WEC Energy Group, Inc.	109	11,938
Xcel Energy, Inc.	499	35,279
		1,925,881

TOTAL COMMON STOCKS (Cost $68,571,335)		71,827,469

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(c)	303,001	303,001

TOTAL SHORT-TERM INVESTMENTS (Cost $303,001)		303,001

TOTAL INVESTMENTS - 100.0% (Cost $68,874,336)		$72,130,470
Other Assets in Excess of Liabilities - 0.0%(b)		12,027
TOTAL NET ASSETS - 100.0%		$72,142,497

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.